Emerging Markets Equity Investments
Emerging Markets Equity Fund
Investment objective
Long-term capital appreciation.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Annual Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Shareholder Fees	Emerging Markets Equity Investments Emerging Markets Equity Investments
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs (as a percentage of average prior quarter-end net assets)	2.50%	[1]
[1]	Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Annual Fund Operating Expenses	Emerging Markets Equity Investments Emerging Markets Equity Investments
Management Fees	0.90%
Distribution (12b-1) Fees	none
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.08%	[1]
[1]	Effective January 1, 2016, CGAS has contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep the Fund's management fee from exceeding 0.20% more than the total amount of sub-advisory fees paid by CGAS. This contractual waiver and reimbursement will only apply if the Fund's total operating costs exceed the total amount of sub-advisory fees paid by CGAS plus 0.20%, and will not affect the Fund's total operating costs if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until January 1, 2017. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Examples
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses and a maximum annual fee of 2.5% for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
For Fund investments made through the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory program:
Expense Example	After 1 year	After 3 years	After 5 years	After 10 years
Emerging Markets Equity Investments | Emerging Markets Equity Investments | USD ($)	361	1,097	1,855	3,845

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.
Principal investment strategies
The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities of issuers organized, domiciled or with substantial operations in emerging markets countries, which are defined as countries included in an emerging markets index by a recognized index provider, such as the MSCI Emerging Markets Index, or characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development. Certain emerging market countries may also be classified as "frontier" market countries, which are a subset of emerging countries with even smaller national economies. To diversify its investments, the Fund invests primarily in securities of issuers located in at least three foreign countries. The Fund also may invest a portion of its assets in closed-end investment companies that invest in emerging markets. The Fund may attempt to hedge against unfavorable changes in currency exchange rates by engaging in forward currency transactions and trading currency futures contracts and options on these futures; however, a Sub-adviser may choose not to, or may be unable to, hedge the Fund's currency exposure. The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

The Fund employs a "multi-manager" strategy whereby portions of the Fund are allocated to professional money managers (each, a "Sub-adviser," collectively, the "Sub-advisers") who are responsible for investing the assets of the Fund.
Principal risks of investing in the Fund
Loss of money is a risk of investing in the Fund.

The Fund's principal risks include:
  Market risk, which is the risk that stock prices decline overall. Markets are volatile and can decline significantly in response to real or perceived adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.
  Equity risk, which is the risk that prices of equity securities rise and fall daily due to factors affecting individual companies, particular industries or the equity market as a whole.
  Foreign investment risk, which means risks unique to foreign securities, including less information about foreign issuers, less liquid securities markets, political instability and unfavorable changes in currency exchange rates.
  Emerging markets and frontier markets risk, emerging markets countries, which are generally defined as countries that may be represented in a market index such as the MSCI Emerging Markets Index or having per capita income in the low to middle ranges, as determined by the World Bank. Certain emerging market countries may also be classified as "frontier" market countries, which are a subset of emerging countries with even smaller national economies. In addition to foreign investment and currency risks, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. The Fund also could experience a loss from settlement and custody practices in some emerging markets. These risks tend to be even more prevalent in frontier market countries. The economies of frontier market countries tend to be less correlated to global economic cycles than the economies of more developed countries and their markets have lower trading volumes and may exhibit greater price volatility and illiquidity. A small number of large investments in these markets may affect these markets more than more developed markets. Frontier market countries may also be more affected by government activities than more developed countries. For example, the governments of frontier market countries may exercise substantial influence within the private sector or subject investments to government approval, and governments of other countries may impose or negotiate trade barriers, exchange controls, adjustments to relative currency values and other measures that adversely affect a frontier market country. Governments of other countries may also impose sanctions or embargoes on frontier market countries. Although all of these risks are generally heightened with respect to frontier market countries, they also apply to emerging market countries.
  Currency risk, which refers to the risk that as a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, the U.S. dollar will decline in value relative to the currency hedged.
  Forwards, futures and options risk, which means that the Fund's use of forwards, futures and options to enhance returns or hedge against market declines subjects the Fund to potentially greater volatility and/or losses. Even a small investment in forwards, futures or options can have a large impact on the currency exposure. Therefore, using forwards, futures or options can disproportionately increase losses and reduce opportunities for gains when currency rates are changing. The Fund may not fully benefit from or may lose money on its investment in forwards, futures or options if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. Investing in forwards, futures or options can also make the Fund's assets less liquid and harder to value, especially in declining markets. The Fund may hold illiquid securities that may be difficult to sell and may be required to be fair valued.
  Closed-end investment company risk, which means that since closed-end investment companies issue a fixed number of shares they typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value per share. The Fund will also bear its pro rata portion of any costs of a closed-end fund in which it invests.
  Securities lending risk, which includes the potential insolvency of a borrower and losses due to the reinvestment of collateral received on loaned securities in investments that default or do not perform well.
  Strategy risk, the Fund invests a portion of its assets in stocks believed by a Sub-adviser to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value.  The Fund also invests a portion of its assets in stocks believed by a Sub-adviser to have the potential for growth, but that may not realize such perceived growth potential for extended periods of time or may never realize such perceived growth potential.  Such stocks may be more volatile than other stocks because they can be more sensitive to investor perceptions of the issuing company's growth potential.  The stocks in which the Fund invests may respond differently to market and other developments than other types of stocks.
  Manager risk, which is the risk that poor security selection by a Sub-adviser will cause the Fund to underperform. This risk is common for all actively managed funds.
  Multi-manager risk, which is the risk that the investment styles of the Sub-advisers may not complement each other as expected by the Manager. The Fund may experience a higher portfolio turnover rate, which can increase the Fund's transaction costs and more taxable short-term gains for shareholders.
  Issuer risk, which is the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.
For more information on the risks of investing in the Fund please see the Fund details section of this Prospectus.
Performance
The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.
Annual total returns (%) as of December 31, 2014 Emerging Markets Equity Fund Calendar years ended December 31

Fund’s best and worst calendar quarters Best: 32.91% in 2nd quarter 2009 Worst: (29.43)% in 3rd quarter 2008 Year-to-date: (15.59)% (through 3rd quarter 2015)
Average Annual Total Returns (for the periods ended December 31, 2014)
Average Annual Total Returns - Emerging Markets Equity Investments		1 year	5 years	10 years	Inception Date
Emerging Markets Equity Investments	[1]	(3.54%)	0.69%	6.79%	Apr. 21, 1994
Emerging Markets Equity Investments | Return After Taxes on Distributions	[1]	(3.76%)	0.04%	6.09%	Apr. 21, 1994
Emerging Markets Equity Investments | Return After Taxes on Distributions and Sale of Fund Shares	[1]	(1.57%)	0.80%	5.69%	Apr. 21, 1994
MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses or taxes)	[1]	(2.19%)	1.78%	8.43%	Apr. 21, 1994
Lipper Emerging Markets Funds Average	[1]	(3.23%)	2.04%	7.60%	Apr. 21, 1994
[1]	Fund (without advisory program fee)

The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Fund’s benchmark is the MSCI Emerging Markets Index (Net). The benchmark is composed of equity total returns of countries with low to middle per capita incomes, as determined by the World Bank. Unlike the Fund, the benchmark is unmanaged and does not include any fees or expenses. An investor cannot invest directly in an index.

The Fund also compares its performance with the Lipper Emerging Markets Funds Average. The Lipper Emerging Markets Funds Average is composed of funds that, by fund practice, seek long-term capital appreciation by investing at least 65% of their total assets in emerging market equity securities, where “emerging market” is defined by a country’s gross national product per capita or other economic measures.